Significant Accounting Policies (Details) - Schedule of basic and diluted loss per ordinary share - USD ($)			3 Months Ended	9 Months Ended
	Dec. 31, 2020		Sep. 30, 2021	Sep. 30, 2021
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares
Net income	$ (7,948)		$ (5,863,746)	$ (1,519,632)
Weighted average shares outstanding, basic and diluted (in Shares)	7,500,000	[1]	34,500,000	27,296,703
Basic and diluted net income per ordinary share (in Dollars per share)	$ 0.00		$ (0.14)	$ (0.04)
Common Class A [Member]
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares
Net income			$ (1,519,632)	$ (5,863,746)
Less: Income attributable to ordinary share subject to possible redemption			(357,271)	(1,172,749)
Non-Redeemable net income			$ (1,162,361)	$ (4,690,997)
Weighted average shares outstanding, basic and diluted (in Shares)			27,296,703	34,500,000
Basic and diluted net income per ordinary share (in Dollars per share)			$ (0.04)	$ (0.14)
Common Class B [Member]
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares
Net income			$ (1,519,632)	$ (5,863,746)
Less: Income attributable to ordinary share subject to possible redemption			(1,162,361)	(4,690,997)
Non-Redeemable net income			$ (357,271)	$ (1,172,749)
Weighted average shares outstanding, basic and diluted (in Shares)			8,390,110	8,625,000
Basic and diluted net income per ordinary share (in Dollars per share)			$ (0.04)	$ (0.14)

[1]	This number excludes an aggregate of up to 1,125,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by underwriters (see Note 5). On February 23, 2021, the Company effectuated a recapitalization, and as a result, the initial shareholders hold 8,625,000 shares of the Company’s Class B ordinary shares. All shares and associated amounts have been retroactively restated. (See Note 8.)